Financial Risk Management Objective and Policies (Details) - Schedule of Foreign Exchange Rate	12 Months Ended
Dec. 31, 2023 LBP (LL)
Schedule of Foreign Exchange Rate [Abstract]
Rate	LL 85,500
Average rate	LL 72,437